Note 4 - Property and Equipment	6 Months Ended
Feb. 28, 2018
Notes
Note 4 - Property and Equipment

Note 4 – Property and Equipment

Property and Equipment consisted of the following at February 28, 2018, and August 31, 2017:

	2/28/17	8/31/17
Property Plant and Equipment	$ 282,427	$ 282,427
Less accumulated depreciation	(248,810)	(240,792)
Property and equipment, net	$ 33,617	$ 41,635

The Company depreciates its property and equipment using accelerated methods over lives of five or seven years.  In six months ended February 28, 2018, and 2017, depreciation was $8018and $9,480, respectively.